LEASES - Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lessee, Lease, Description [Line Items]
Operating lease cost	$ 38,713	$ 26,584
Variable lease cost	10,562	7,704
Lease cost	49,275	34,288
Vacating office space cost	5,300	7,400
Short-term lease cost	5,800	2,600
Sublease income	2,500	2,000
Cost of sales
Lessee, Lease, Description [Line Items]
Operating lease cost	2,183	547
Variable lease cost	0	83
Selling and marketing expense
Lessee, Lease, Description [Line Items]
Operating lease cost	12,591	10,749
Variable lease cost	2,314	1,573
General and administrative expense
Lessee, Lease, Description [Line Items]
Operating lease cost	20,923	13,786
Variable lease cost	7,314	5,657
Product development expense
Lessee, Lease, Description [Line Items]
Operating lease cost	3,016	1,502
Variable lease cost	$ 934	$ 391